TANGIBLE ASSETS - Properties, plant and equipment balance (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,973,952	$ 8,950,411	$ 6,588,483
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,387,450	12,789,025	9,668,799	$ 9,355,172
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,408,512)	(3,833,765)	(3,074,412)	(2,693,773)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,986)	(4,849)	(5,904)	(7,393)
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,998,291	5,783,234	5,663,743
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,718,210	9,223,355	8,740,485	8,497,557
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,715,017)	(3,435,305)	(3,070,841)	(2,690,167)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,902)	(4,816)	$ (5,901)	$ (7,393)
Property, plant and equipment not subject to operating leases [member] | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,114,828	1,003,109
Property, plant and equipment not subject to operating leases [member] | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,119,233	1,007,388
Property, plant and equipment not subject to operating leases [member] | Land | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,405)	(4,279)
Property, plant and equipment not subject to operating leases [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,047,739	2,131,281
Property, plant and equipment not subject to operating leases [member] | Buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,676,382	2,770,341
Property, plant and equipment not subject to operating leases [member] | Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(628,643)	(639,060)
Property, plant and equipment not subject to operating leases [member] | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	314,518	328,882
Property, plant and equipment not subject to operating leases [member] | Office Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,109,808	1,069,621
Property, plant and equipment not subject to operating leases [member] | Office Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(795,010)	(740,455)
Property, plant and equipment not subject to operating leases [member] | Office Equipment | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(280)	(284)
Property, plant and equipment not subject to operating leases [member] | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	637,992	593,248
Property, plant and equipment not subject to operating leases [member] | Computer Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,205,683	2,028,137
Property, plant and equipment not subject to operating leases [member] | Computer Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,567,691)	(1,434,889)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54,431	65,051
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	138,054	135,334
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(83,623)	(70,283)
Property, plant and equipment not subject to operating leases [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,190,163	1,129,868
Property, plant and equipment not subject to operating leases [member] | Machinery | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,532,530	1,397,337
Property, plant and equipment not subject to operating leases [member] | Machinery | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(342,150)	(267,216)
Property, plant and equipment not subject to operating leases [member] | Machinery | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(217)	(253)
Property, plant and equipment not subject to operating leases [member] | Silos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,867	1,895
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,613	8,613
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,746)	(6,718)
Property, plant and equipment not subject to operating leases [member] | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,558	28,996
Property, plant and equipment not subject to operating leases [member] | Warehouses | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	62,833	62,002
Property, plant and equipment not subject to operating leases [member] | Warehouses | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(34,275)	(33,006)
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	226,930	180,255
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	464,407	410,224
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(237,477)	(229,969)
Property, plant and equipment not subject to operating leases [member] | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	150,335	96,576
Property, plant and equipment not subject to operating leases [member] | Construction in progress | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	150,335	96,576
Property, plant and equipment not subject to operating leases [member] | Bearer plants
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	230,930	224,073
Property, plant and equipment not subject to operating leases [member] | Bearer plants | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	250,332	237,782
Property, plant and equipment not subject to operating leases [member] | Bearer plants | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (19,402)	$ (13,709)